CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

7. CONVERTIBLE NOTES PAYABLE

As of March 31, 2022 and December 31, 2021, notes payable were comprised of the following:

	Original	Due	Interest	Conversion	March 31,	December 31,
	Note Date	Date	Rate	Rate	2022	2021
Emunah Funding #4*	10/20/2018	7/20/2019	24%	Variable	2,990	2,990
FirstFire Global*	3/8/2021	3/8/2022	12%	0.09	57,000	149,000
Fourth Man #11	3/5/2021	3/5/2022	12%	0.09	—	26,000
Fourth Man #12	9/27/2021	9/27/2022	12%	0.015	111,000	111,000
Fourth Man #13	1/1/2022	1/10/2023	12%	0.015	140,000	—
Jefferson St Capital #2*	3/5/2019	10/18/2019	0%	Variable	5,000	5,000
Mast Hill Fund #1	1/27/2022	1/27/2023	12%	0.003	279,000	—
Mast Hill Fund #2	3/3/2022	3/3/2023	12%	0.001	63,000	—
Mammoth	3/3/2022	12/3/2021	0%	Variable	27,500	—
May Davis Partners	3/14/2022	12/14/2022	0%	Variable	27,500	—
Labrys Fund #2	7/28/2021	7/28/2022	12%	0.03	—	140,000
Optempus Invest #4*	11/2/2020	11/2/2021	10%	Variable	20,000	20,000
Optempus Invest #5*	11/5/2020	11/5/2021	10%	Variable	20,000	20,000
Optempus Invest #6*	12/31/2020	12/31/2021	6%	Variable	20,000	20,000
Power Up Lending #7	7/9/2021	7/9/2022	10%	Variable	—	78,750
Power Up Lending #8	8/2/2021	8/2/2022	10%	Variable	—	53,750
Power Up Lending #9	8/24/2021	8/24/2022	10%	Variable	—	78,750
Power Up Lending #10	9/8/2021	9/8/2022	10%	Variable	—	43,750
Power Up Lending #11	10/8/2021	10/8/2022	10%	Variable	43,750	43,750
Sixth St Lending #1	1/11/2022	1/11/2023	10%	Variable	53,750	—
Sixth St Lending #2	2/10/2022	2/10/2023	10%	Variable	48,750	—
Sixth St Lending #3	3/21/2022	3/21/2023	10%	Variable	53,750	—
					972,990	792,740
Less debt discount					(498,385)	(198,863)
Notes payable, net of discount					$474,605	$593,877

*	As of March 31, 2022, the balance of notes payable that are in default is $124,990.

Emunah Funding LLC

On October 20, 2017, the Company issued a convertible note to Emunah Funding LLC for $33,840, which includes $26,741 to settle outstanding accounts payable, transaction costs of $4,065, OID interest of $2,840, and cash consideration of $194. On November 6, 2017, the Company issued an Allonge to the convertible debt in the amount of $9,720. The Company received $7,960 in cash and recorded transaction fees of $1,000 and OID interest of $760. On November 30, 2017, the Company issued an Allonge to the convertible debt in the amount of $6,480. The Company received $5,000 in cash and recorded transaction fees of $1,000 and OID interest of $480. On January 11, 2018, the Company issued an Allonge to the convertible debt in the amount of $5,400. The Company received $5,000 in cash and recorded OID interest of $480. The note bears interest of 8% (increases to 24% per annum upon an event of default), matured on July 20, 2018, and is convertible into common stock at 50% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $55,440 due to this conversion feature, which has been amortized to the statement of operations. On October 26, 2018, the principal amount of $40,000 was reassigned to Fourth Man, LLC. Pursuant to the default terms of the note, the Company entered a late filing penalty of $1,000. Prior to the period ended December 31, 2020, the note has converted $13,450 of principal and $4,918 of interest into 48 shares of common stock. As of March 31, 2022, the note has a principal balance of $2,990 and accrued interest of $1,974. This note is currently in default.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

FirstFire Global Opportunity Fund LLC

On March 8, 2021, the Company received funding pursuant to a convertible note issued to FirstFire Global Opportunities Fund LLC for $300,000 of which $242,900 was received in cash and $57,100 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on March 8, 2022, and is convertible into common shares at a fixed rate of $0.005. The Company recorded a debt discount from the derivative equal to $300,000 due to this conversion feature, which has been amortized to the statement of operations. Pursuant to the default terms of the note, the Company entered a penalty of $84,000. During the year ended December 31, 2021, the Company issued 40,500,000 common shares upon the conversion of principal in the amount of $235,000, and conversion fees of $5,000. During the three months ended March 31, 2022, the Company issued 36,000,000 common shares upon the conversion of principal in the amount of $92,000, accrued interest of $36,000 and conversion fees of $1,000. As of March 31, 2022, the note has a principal balance of $57,000 and accrued interest of $575. This note is currently in default.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Fourth Man LLC

On March 5, 2021, the Company received funding pursuant to a convertible note issued to Fourth Man LLC for $140,000 of which $113,420 was received in cash and $26,580 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on March 5, 2022 and is convertible into common shares at a fixed rate of $0.00436. The Company recorded a debt discount from the derivative equal to $140,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 25,242,685 common shares upon the conversion of principal in the amount of $114,000, accrued interest of $271 and conversion fees of $7,000. During the three months ended March 31, 2022, the Company issued 9,192,541 common shares upon the conversion of principal in the amount of $26,000, accrued interest of $12,329 and conversion fees of $1,750. As of March 31, 2022, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On September 27, 2021, the Company received funding pursuant to a convertible note issued to Fourth Man LLC for $111,000 of which $91,000 was received in cash and $20,000 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on September 27, 2022 and is convertible into common shares at a fixed rate of $0.00436. The Company recorded a debt discount from the derivative equal to $111,000 due to this conversion feature, and $56,260 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at March 31, 2021 of $54,740. As of March 31, 2022, the note has a principal balance of $111,000 and accrued interest of $13,320.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On January 10, 2022, the Company received funding pursuant to a convertible note issued to Fourth Man LLC for $140,000 of which $115,440 was received in cash and $24,560 was recorded as transaction fees. The note bears interest of 12% per annum (increases to 16% upon an event of default), which is guaranteed and earned in full as of the issue date. The note matures on January 10, 2023 and is convertible into common shares at a fixed rate of $0.0015. The Company recorded a debt discount from the derivative equal to $140,000 due to this conversion feature, and $30,685 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at March 31, 2022 of $109,315. As of March 31, 2022, the note has a principal balance of $140,000 and accrued interest of $16,800.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Jefferson Street Capital LLC

On March 5, 2019, the Company accepted and agreed to a Debt Purchase Agreement, whereby Jefferson Street Capital LLC acquired $30,000 of debt from an Emunah Funding LLC convertible note in exchange for $29,000, and the Company recorded a gain on settlement of debt of $1,000. The note bears no interest, matures on October 18, 2019, and is convertible into common stock at 57.5% of the lowest trading price of the 20 trading days ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $29,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2019, the Company issued 71 common shares upon the conversion of principal in the amount of $24,000 and $1,000 in conversion fees. As of March 31, 2022, the note has a principal balance of $5,000. This note is currently in default.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Mast Hill Fund, LP

On January 27, 2022, the Company issued a convertible note to Mast Hill Fund, L.P. for $279,000, of which $75,550 was received in cash, $45,900 was recorded as transaction fees, and $157,500 was paid to Labrys Fund, L.P. to settle the principal amount of $140,000 and accrued interest of $16,800. The company recorded a loss on settlement of debt of $750. The note bears interest of 12% per annum, matures on January 27, 2023, and is convertible into common shares at a fixed rate of $0.003. The Company recorded a debt discount from the derivative equal to $258,484 due to this conversion feature, and $44,615 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at March 31, 2022 of $213,869. As of March 31, 2022, the note has a principal balance of $279,000 and accrued interest of $5,779.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On March 3, 2022, the Company received funding pursuant to a convertible note issued to Mast Hill Fund, L.P. for $63,000 of which $51,300 was received in cash and $11,700 was recorded as transaction fees. The note bears interest of 12% per annum, matures on March 3, 2023 and is convertible into common shares at a fixed rate of $0.001. The Company recorded a debt discount from the derivative equal to $63,000 due to this conversion feature, and $4,833 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at March 31, 2022 of $58,167. As of March 31, 2022, the note has a principal balance of $63,000 and accrued interest of $580.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Mammoth Corporation

On March 3, 2022, the Company received funding pursuant to a convertible note issued to Mammoth Corporation for $27,500, of which $25,000 was received in cash and $2,500 was recorded as transaction fees. The note bears interest at 0% (18% per annum upon an event of default), matures on December 3, 2022, and converts into 50% multiplied by the average of the three lowest common stock trading prices during the 30 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $27,500 due to this conversion feature, and $2,800 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at March 31, 2022 of $24,700. As of March 31, 2022, the note has a principal balance of $27,500.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

May Davis Partners Acquisition Company, LLC

On March 14, 2022, the Company received funding pursuant to a convertible note issued to May Davis Partners for $27,500, of which $25,000 was received in cash and $2,500 was recorded as transaction fees. The note bears interest at 0% (18% per annum upon an event of default), matures on December 14, 2022, and converts into 50% multiplied by the average of the three lowest common stock trading prices during the 30 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $27,500 due to this conversion feature, and $1,700 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at March 31, 2022 of $27,500. As of March 31, 2022, the note has a principal balance of $27,500.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Labrys Fund, LP

On July 28, 2021, the Company received funding pursuant to a convertible note issued to Labrys Fund, LP for $140,000 of which $112,920 was received in cash and $27,080 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on July 28, 2022, and is convertible into common shares at a fixed rate of $0.03. The Company recorded a debt discount from the derivative equal to $140,000 due to this conversion feature, which has been amortized to the statement of operations. As of December 31, 2021, the note had a principal balance of $140,000 and accrued interest of $16,800. On January 27, 2022, $157,500 was paid to Labrys Fund, pursuant to a note issued to Mast Hill Fund L.P. which settled the principal amount of $140,000, accrued interest of $16,800, and $750 was recorded to statement of operations as a loss on settlement of debt. As of March 31, 2022, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Optempus Investments, LLC

On November 2, 2020, the Company issued a convertible note to Optempus Investments, LLC. for $20,000, of which $10,000 was received in cash and $10,000 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on November 2, 2021, convertible into 60% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $20,000 due to this conversion feature, which has been amortized to the statement of operations. As of March 31, 2022, the note has a principal balance of $20,000 and accrued interest of $3,796. This note is currently in default.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On November 5, 2020, the Company issued a convertible note to Optempus Investments, LLC. for $20,000, of which $10,000 was received in cash and $10,000 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on November 5, 2021, convertible into 60% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $20,000 due to this conversion feature, which has been amortized to the statement of operations. As of March 31, 2022, the note has a principal balance of $20,000 and accrued interest of $3,760. This note is currently in default.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On December 31, 2020, the Company issued a convertible note to Optempus Investments, LLC. for $20,000. The Company received a cash payment of $10,000 on January 8, 2021, and $10,000 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on December 31, 2021, convertible into 60% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $20,000 due to this conversion feature, which has been amortized to the statement of operations. As of March 31, 2022, the note has a principal balance of $20,000 and accrued interest of $2,384. This note is currently in default.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Power Up Lending Group Ltd.

On May 18, 2020, the Company issued a convertible note to Power Up Lending Group Ltd. for $16,000, of which $15,600 was paid to settle accounts payable, and $400 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on May 18, 2021, and is convertible into 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $16,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2020, the Company issued 1,855,556 common shares upon the conversion of principal in the amount of $16,000 and accrued interest of $700. As of December 31, 2021, the note has an accrued interest balance of $100.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On July 9, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $78,750, of which $75,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on July 9, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $78,750 due to this conversion feature, which has been amortized to the statement of operations. During the three months ended March 31, 2022, the Company issued 44,110,294 common shares upon the conversion of principal in the amount of $78,750 and accrued interest of $3,938. As of March 31, 2022, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On August 2, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $53,750, of which $50,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on August 2, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $53,750 due to this conversion feature, which has been amortized to the statement of operations. During the three months ended March 31, 2022, the Company issued 34,593,750 common shares upon the conversion of principal in the amount of $53,750 and accrued interest of $1,600. As of March 31, 2022, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On August 24, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $78,750, of which $75,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on August 24, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $78,750 due to this conversion feature, which has been amortized to the statement of operations. During the three months ended March 31, 2022, the Company issued 77,545,203 common shares upon the conversion of principal in the amount of $78,750 and accrued interest of $3,938. As of March 31, 2022, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On September 8, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $43,750, of which $40,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on September 8, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $43,750 due to this conversion feature, which has been amortized to the statement of operations. During the three months ended March 31, 2022, the Company issued 71,777,344 common shares upon the conversion of principal in the amount of $43,750 and accrued interest of $2,188. As of March 31, 2022, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On October 8, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $43,750, of which $40,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on October 8, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of March 31, 2022, $1,788 of the transaction fees have been amortized to the statement of operations and the note has a principal and accrued interest balance of $43,750 and $2,086, respectively.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Sixth Street Lending LLC

On January 11, 2022, the Company issued a convertible note to Sixth Street Lending LLC for $53,750, of which $50,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on January 11, 2023, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of March 31, 2022, $812 of the transaction fees have been amortized to the statement of operations and the note has a principal and accrued interest balance of $53,750 and $1,163, respectively.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On February 10, 2022, the Company issued a convertible note to Sixth Street Lending LLC for $48,750, of which $45,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on February 10, 2023, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of March 31, 2022, $503 of the transaction fees have been amortized to the statement of operations and the note has a principal and accrued interest balance of $48,750 and $654, respectively.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On March 21, 2022, the Company issued a convertible note to Sixth Street Lending LLC for $53,750, of which $50,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on March 21, 2023, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of March 31, 2022, $103 of the transaction fees have been amortized to the statement of operations and the note has a principal and accrued interest balance of $53,750 and $147, respectively.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Convertible Note Conversions

During the three months ended March 31, 2022, the Company issued the following shares of common stock upon the conversions of portions of the Convertible Notes:

	Principal	Interest	Fee	Total	Conversion	Shares
Date	Conversion	Conversion	Conversion	Conversion	Price	Issued	Issued to
1/3/2022	$51,500	$—	$1,000	$52,500	$0.00500	10,500,000	FirstFire
1/4/2022	26,000	12,329	1,750	$40,079	$0.00436	9,192,541	Fourth Man #11
1/13/2022	23,100	—	—	$23,100	$0.00210	11,000,000	Power Up #7
1/13/2022	—	36,000	—	$36,000	$0.00300	12,000,000	FirstFire
1/14/2022	22,000	—	—	$22,000	$0.00200	11,000,000	Power Up #7
1/21/2022	40,500	—	—	$40,500	$0.00300	13,500,000	FirstFire
2/1/2022	21,300	—	—	$21,300	$0.00170	12,529,412	Power Up #7
2/3/2022	12,350	3,938	—	$16,288	$0.00170	9,580,882	Power Up #7
2/14/2022	27,000	—	—	$27,000	$0.00160	16,875,000	Power Up #8
2/14/2022	26,750	1,600	—	$28,350	$0.00160	17,718,750	Power Up #8
2/25/2022	23,000	—	—	$23,000	$0.00130	17,692,308	Power Up #9
3/1/2022	21,200	—	—	$21,200	$0.00120	17,666,667	Power Up #9
3/7/2022	19,500	—	—	$19,500	$0.00110	17,727,273	Power Up #9
3/11/2022	15,050	950	—	$16,000	$0.00080	20,000,000	Power Up #9
3/16/2022	—	2,988	—	$2,988	$0.00067	4,458,955	Power Up #9
3/17/2022	13,400	—	—	$13,400	$0.00064	20,937,500	Power Up #10
3/21/2022	13,400	—	—	$13,400	$0.00064	20,937,500	Power Up #10
3/22/2022	13,400	—	—	$13,400	$0.00064	20,937,500	Power Up #10
3/24/2022	3,550	2,188	—	$5,738	$0.00064	8,964,844	Power Up #10
Total conversions	373,000	59,992	2,750	435,742		273,219,132
Gain on conversion	—	—	—	(20,986)
	$373,000	$59,992	$2,750	$414,756		273,219,132

6. CONVERTIBLE NOTES PAYABLE

As of December 31, 2021 and December 31, 2020, notes payable were comprised of the following:

	Original	Due	Interest	Conversion	December 31,	December 31,
	Note Date	Date	Rate	Rate	2021	2020
BHP Capital NY #6	5/30/2019	2/29/2020	18%	Variable	—	27,500
BHP Capital NY #7	7/22/2019	7/22/2020	8%	Variable	—	37,950
BHP Capital NY #9	12/20/2019	12/20/2020	12%	Variable	—	11,075
Emunah Funding #4*	10/20/2018	7/20/2019	24%	Variable	2,990	2,990
Emunah Funding #8	1/31/2019	1/31/2020	24%	Variable	—	33,652
FirstFire Global	3/8/2021	3/8/2022	12%	0.09	149,000	—
Fourth Man #9	8/3/2020	8/3/2021	8%	Variable	—	27,500
Fourth Man #10	12/15/2020	12/15/2021	8%	Variable	—	33,000
Fourth Man #11	3/5/2021	3/5/2022	12%	0.09	26,000	—
Fourth Man #12	9/27/2021	9/27/2022	12%	0.015	111,000	—
Jefferson St Capital #2*	3/5/2019	10/18/2019	0%	Variable	5,000	5,000
Jefferson St Capital #6	6/21/2019	3/21/2020	18%	Variable	—	27,500
Jefferson St Capital #7	8/20/2019	5/20/2020	18%	Variable	—	38,500
Jefferson St Capital #8	12/20/2019	12/20/2020	12%	Variable	—	19,000
Labrys Fund #2	7/28/2021	7/28/2022	12%	0.03	140,000	—
Optempus Invest #4*	11/2/2020	11/2/2021	10%	Variable	20,000	20,000
Optempus Invest #5*	11/5/2020	11/5/2021	10%	Variable	20,000	20,000
Optempus Invest #6	12/31/2020	12/31/2021	6%	Variable	20,000	20,000
Power Up Lending #5	6/15/2020	6/15/2021	10%	Variable	—	13,100
Power Up Lending #6	6/24/2020	6/24/2021	10%	Variable	—	33,000
Power Up Lending #7	7/9/2021	7/9/2022	10%	Variable	78,750	—
Power Up Lending #8	8/2/2021	8/2/2022	10%	Variable	53,750	—
Power Up Lending #9	8/24/2021	8/24/2022	10%	Variable	78,750	—
Power Up Lending #10	9/8/2021	9/8/2022	10%	Variable	43,750	—
Power Up Lending #11	10/8/2021	10/8/2022	10%	Variable	43,750	—
					792,740	369,767
Less debt discount					(198,863)	(136,829)
Notes payable, net of discount					$593,877	$232,938

*	As of December, 2021, the balance of notes payable that are in default is $47,990.

BHP Capital NY, Inc.

On May 30, 2019, the Company issued a convertible note to BHP Capital NY for $27,500, which includes $16,667 paid Auctus Fund pursuant to a settlement agreement, $5,000 to settle outstanding accounts payable, transaction fee interest of $3,000, and cash consideration of $2,833. The note bears interest of 8% (increases to 18% per annum upon an event of default), matures on February 29, 2020, and is convertible into common stock at 65% of the lowest trading price of the 15 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $27,500 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 953,144 common shares upon the conversion of principal in the amount of $27,500, accrued interest of $6,063, and conversion fees of $750. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On July 22, 2019, the Company received funding pursuant to a convertible note issued to BHP Capital NY for $37,950, of which $33,500 was received in cash and $4,450 was recorded as transaction fees. The note bears interest of 8% (increases to 24% per annum upon an event of default), matures on July 22, 2020, and is convertible into common stock at 65% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $37,950 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 2,362,756 common shares upon the conversion of principal in the amount of $37,950, accrued interest of $5,344, and conversion fees of $2,400. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On December 20, 2019, the Company received funding pursuant to a convertible note issued to BHP Capital NY for $19,000 of which $15,000 was received in cash and $4,000 was recorded as transaction fees. The note bears interest of 12% (increases to 22% per annum upon an event of default), matures on December 20, 2020, and is convertible into the lower of 1) 55% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of the note, and 2) 55% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $19,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2020, the Company issued 1,309,076 common shares upon the conversion of principal in the amount of $7,925, interest of $2,375 and conversion fees of $500. During the year ended December 31, 2021, the Company issued 704,648 common shares upon the conversion of principal in the amount of $11,075, accrued interest of $52, and conversion fees of $500. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Emunah Funding LLC

On October 20, 2017, the Company issued a convertible note to Emunah Funding LLC for $33,840, which includes $26,741 to settle outstanding accounts payable, transaction costs of $4,065, OID interest of $2,840, and cash consideration of $194. On November 6, 2017, the Company issued an Allonge to the convertible debt in the amount of $9,720. The Company received $7,960 in cash and recorded transaction fees of $1,000 and OID interest of $760. On November 30, 2017, the Company issued an Allonge to the convertible debt in the amount of $6,480. The Company received $5,000 in cash and recorded transaction fees of $1,000 and OID interest of $480. On January 11, 2018, the Company issued an Allonge to the convertible debt in the amount of $5,400. The Company received $5,000 in cash and recorded OID interest of $480. The note bears interest of 8% (increases to 24% per annum upon an event of default), matured on July 20, 2018, and is convertible into common stock at 50% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $55,440 due to this conversion feature, which has been amortized to the statement of operations. On October 26, 2018, the principal amount of $40,000 was reassigned to Fourth Man, LLC. Pursuant to the default terms of the note, the Company entered a late filing penalty of $1,000. Prior to the period ended December 31, 2020, the note has converted $13,450 of principal and $4,918 of interest into 48 shares of common stock. As of December 31, 2021, the note has a principal balance of $2,990 and accrued interest of $1,797. This note is currently in default.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On January 31, 2019, the Company received funding pursuant to convertible note issued to Emunah Funding LLC for $33,000, which includes $5,000 to settle outstanding accounts payable, $4,500 in transaction fees and cash consideration of $23,500. The note bears interest of 8% (increases to 24% per annum upon an event of default), matures on January 31, 2020, and is convertible into common stock at 50% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $33,000 due to this conversion feature, which has been amortized to the statement of operations. Pursuant to the default terms of the note, the Company entered late filing penalties of $50,652. During the year ended December 31, 2020, the Company made cash payments of $50,000. During the year ended December 31, 2021, the Company issued 2,003,195 common shares upon the conversion of principal in the amount of $33,652, and accrued interest of $11,819. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

FirstFire Global Opportunity Fund LLC

On March 8, 2021, the Company received funding pursuant to a convertible note issued to FirstFire Global Opportunities Fund LLC for $300,000 of which $242,900 was received in cash and $57,100 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on March 8, 2022, and is convertible into common shares at a fixed rate of $0.005. The Company recorded a debt discount from the derivative equal to $300,000 due to this conversion feature, which has been amortized to the statement of operations. Pursuant to the default terms of the note, the Company entered a penalty of $84,000. During the year ended December 31, 2021, the Company issued 40,500,000 common shares upon the conversion of principal in the amount of $235,000, and conversion fees of $5,000. As of December 31, 2021, the note has a principal balance of $149,000 and accrued interest of $36,000.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Fourth Man LLC

On August 3, 2020, the Company received funding pursuant to a convertible note issued to Fourth Man LLC for $27,500 of which $25,000 was received in cash and $2,500 was recorded as transaction fees. The note bears interest of 8% (increases to 24% per annum upon an event of default), matures on August 3, 2021, and is convertible into common stock at 60% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $27,500 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 1,615,983 common shares upon the conversion of principal in the amount of $27,500, accrued interest of $1,088, and conversion fees of $500. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On December 15, 2020, the Company received funding pursuant to a convertible note issued to Fourth Man LLC for $33,000 of which $27,600 was received in cash and $5,400 was recorded as transaction fees. The note bears interest of 8% (increases to 24% per annum upon an event of default), matures on December 15, 2021, and is convertible into common stock at 60% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $33,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 1,900,885 common shares upon the conversion of principal in the amount of $33,000, accrued interest of $1,624 and conversion fees of $1,000. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On March 5, 2021, the Company received funding pursuant to a convertible note issued to Fourth Man LLC for $140,000 of which $113,420 was received in cash and $26,580 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on March 5, 2022 and is convertible into common shares at a fixed rate of $0.00436. The Company recorded a debt discount from the derivative equal to $140,000 due to this conversion feature, and $115,452 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at December 31, 2021 of $24,548. During the year ended December 31, 2021, the Company issued 25,242,685 common shares upon the conversion of principal in the amount of $114,000, accrued interest of $271 and conversion fees of $7,000. As of December 31, 2021, the note has a principal balance of $26,000 and accrued interest of $12,267.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On September 27, 2021, the Company received funding pursuant to a convertible note issued to Fourth Man LLC for $111,000 of which $91,000 was received in cash and $20,000 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on September 27, 2022 and is convertible into common shares at a fixed rate of $0.00436. The Company recorded a debt discount from the derivative equal to $111,000 due to this conversion feature, and $28,890 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at December 31, 2021 of $82,110. As of December 31, 2021, the note has a principal balance of $111,000 and accrued interest of $3,408.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Jefferson Street Capital LLC

On March 5, 2019, the Company accepted and agreed to a Debt Purchase Agreement, whereby Jefferson Street Capital LLC acquired $30,000 of debt from an Emunah Funding LLC convertible note in exchange for $29,000, and the Company recorded a gain on settlement of debt of $1,000. The note bears no interest, matures on October 18, 2019, and is convertible into common stock at 57.5% of the lowest trading price of the 20 trading days ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $29,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2019, the Company issued 71 common shares upon the conversion of principal in the amount of $24,000 and $1,000 in conversion fees. As of December 31, 2021, the note has a principal balance of $5,000. This note is currently in default.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On June 21, 2019, the Company issued a convertible note to Jefferson Street Capital LLC for $27,500, which includes transaction fee interest of $4,000, and cash consideration of $23,500. The note bears interest of 8% (increases to 18% per annum upon an event of default), matures on March 21, 2020, and is convertible into common stock at 65% of the lowest trading price of the 15 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $27,500 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 846,995 common shares upon the conversion of principal in the amount of $27,500, accrued interest of $3,352, and conversion fees of $1,500. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On August 20, 2019, the Company issued a convertible note to Jefferson Street Capital LLC for $38,500, of which $32,000 was received in cash and $6,500 was recorded as transaction fees. The note bears interest at 10% (increases to 18% per annum upon an event of default), matures on May 20, 2020, and is convertible into the lower of 1) 65% of the lowest trading price of the 15 trading day period ending on the latest complete day prior to the date of the note, and 2) 65% of the lowest trading price of the 15 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $38,500 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 6,132,125 common shares upon the conversion of principal in the amount of $38,500, accrued interest of $5,997, and conversion fees of $2,250. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On December 20, 2019, the Company issued a convertible note to Jefferson Street Capital LLC for $19,000, of which $15,000 was received in cash and $4,000 was recorded as transaction fees. The note bears interest of 12% (increases to 22% per annum upon an event of default), matures on December 20, 2020, and is convertible into the lower of 1) 55% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of the note, and 2) 55% of the lowest trading price of the 20 trading day period ending on the latest complete day prior to the date of conversion. The Company recorded a debt discount from the derivative equal to $19,000 due to this conversion feature, which has been amortized to the statement of operations. Pursuant to the default terms of the note, the Company entered a penalty of $23,002, which increased the principal balance to $42,022. During the year ended December 31, 2021, the Company issued 8,466,073 common shares upon the conversion of principal in the amount of $42,022, accrued interest of $4,022, and conversion fees of $1,500. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Labrys Fund, LP

On February 8, 2021, the Company received funding pursuant to a convertible note issued to Labrys Fund, LP for $140,000 of which $112,920 was received in cash and $27,080 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on February 8, 2022, and is convertible into common shares at a fixed rate of $0.09. The Company recorded a debt discount from the derivative equal to $140,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 6,762,140 common shares upon the conversion of principal in the amount of $140,000, accrued interest of $8,648, and conversion fees of $3,500. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On July 28, 2021, the Company received funding pursuant to a convertible note issued to Labrys Fund, LP for $140,000 of which $112,920 was received in cash and $27,080 was recorded as transaction fees. The note bears interest of 12% (increases to 16% per annum upon an event of default), matures on July 28, 2022, and is convertible into common shares at a fixed rate of $0.03. The Company recorded a debt discount from the derivative equal to $140,000 due to this conversion feature, and $59,836 has been amortized to the statement of operations. The debt discount and transaction fee interest had a balance at December 31, 2021 of $80,164. As of December 31, 2021, the note has a principal balance of $140,000 and accrued interest of $16,800.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Optempus Investments, LLC

On November 2, 2020, the Company issued a convertible note to Optempus Investments, LLC. for $20,000, of which $10,000 was received in cash and $10,000 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on November 2, 2021, convertible into 60% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $20,000 due to this conversion feature, which has been amortized to the statement of operations. As of December 31, 2021, the note has a principal balance of $20,000 and accrued interest of $2,711.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On November 5, 2020, the Company issued a convertible note to Optempus Investments, LLC. for $20,000, of which $10,000 was received in cash and $10,000 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on November 5, 2021, convertible into 60% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $20,000 due to this conversion feature, which has been amortized to the statement of operations. As of December 31, 2021, the note has a principal balance of $20,000 and accrued interest of $2,675.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On December 31, 2020, the Company issued a convertible note to Optempus Investments, LLC. for $20,000. The Company received a cash payment of $10,000 on January 8, 2021, and $10,000 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on December 31, 2021, convertible into 60% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $20,000 due to this conversion feature, which has been amortized to the statement of operations. As of December 31, 2021, the note has a principal balance of $20,000 and accrued interest of $1,200.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Power Up Lending Group Ltd.

On May 18, 2020, the Company issued a convertible note to Power Up Lending Group Ltd. for $16,000, of which $15,600 was paid to settle accounts payable, and $400 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on May 18, 2021, and is convertible into 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $16,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2020, the Company issued 1,855,556 common shares upon the conversion of principal in the amount of $16,000 and accrued interest of $700. As of December 31, 2021, the note has an accrued interest balance of $100.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On June 15, 2020, the Company issued a convertible note to Power Up Lending Group Ltd. for $43,000, of which $40,000 was received in cash, and $3,000 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on June 15, 2021, and is convertible into 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $43,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2020, the Company issued 3,322,222 common shares upon the conversion of principal in the amount of $29,900. During the year ended December 31, 2021, the Company issued 1,062,963 common shares upon the conversion of principal in the amount of $13,100 and accrued interest of $2,150. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On June 24, 2020, the Company issued a convertible note to Power Up Lending Group Ltd. for $33,000, of which $30,000 was received in cash, and $3,000 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on June 24, 2021, and is convertible into 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $33,000 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 1,394,444 common shares upon the conversion of principal in the amount of $33,000 and accrued interest of $1,650. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On July 9, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $78,750, of which $75,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on July 9, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of December 31, 2021, $1,798 of the transaction fees have been amortized to the statement of operations and the note has a principal balance of $78,750 and accrued interest of $3,776.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On August 2, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $53,750, of which $50,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on August 2, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of December 31, 2021, $1,551 of the transaction fees have been amortized to the statement of operations and the note has a principal balance of $53,750 and accrued interest of $2,224.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On August 24, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $78,750, of which $75,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on August 24, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of December 31, 2021, $1,325 of the transaction fees have been amortized to the statement of operations and the note has a principal balance of $78,750 and accrued interest of $2,783.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On September 8, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $43,750, of which $40,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on September 8, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of December 31, 2021, $1,172 of the transaction fees have been amortized to the statement of operations and the note has a principal balance of $43,750 and accrued interest of $1,366.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

On October 8, 2021, the Company issued a convertible note to Power Up Lending Group Ltd. for $43,750, of which $40,000 was received in cash, and $3,750 was recorded as transaction fees. The note bears interest at 10% (increases to 22% per annum upon an event of default), matures on October 8, 2022, and is convertible beginning on the date which is 180 days following the date of the note. The conversion price is 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. As of December 31, 2021, $863 of the transaction fees have been amortized to the statement of operations and the note has a principal balance of $43,750 and accrued interest of $1,007.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Redstart Holdings Corp.

On January 25, 2021, the Company received funding pursuant to a convertible note issued to Redstart Holdings Corp. for $63,500 of which $60,000 was received in cash and $3,500 was recorded as transaction fees. The note bears interest of 10% (increases to 22% per annum upon an event of default), matures on January 25, 2022, and is convertible into 61% multiplied by the average of the two lowest trading prices during the 20 day trading period on the trading day prior to the conversion date. The Company recorded a debt discount from the derivative equal to $64,500 due to this conversion feature, which has been amortized to the statement of operations. During the year ended December 31, 2021, the Company issued 6,271,704 common shares upon the conversion of principal in the amount of $63,500 and accrued interest of $3,175. As of December 31, 2021, the note has been fully satisfied.

The Company evaluated the convertible note and determined that the shares issuable pursuant to the conversion option were indeterminate due to the lack on conversion price floor and, as such, does constitute a derivative liability as the Company has insufficient authorized shares.

Convertible Note Conversions

During the year ended December 31, 2021, the Company issued the following shares of common stock upon the conversions of portions of the Convertible Notes:

	Principal	Interest	Fee	Total	Conversion	Shares
Date	Conversion	Conversion	Conversion	Conversion	Price	Issued	Issued to
1/5/2021	$13,000	$—	$—	$13,000	$0.01350	962,962	Power Up
1/7/2021	10,000	—	750	10,750	0.01500	716,667	Jefferson St
1/11/2021	100	2,150	—	2,250	0.02250	100,000	Power Up
1/11/2021	15,000	—	—	15,000	0.02250	666,667	Power Up
1/12/2021	11,075	52	500	11,627	0.01650	704,648	BHP
1/14/2021	18,000	1,650	—	19,650	0.02700	727,778	Power Up
1/15/2021	—	6,300	—	6,300	0.01500	420,000	Emunah
1/20/2021	30,000	5,000	1,200	36,200	0.01800	2,011,111	BHP
1/22/2021	—	3,300	—	3,300	0.01500	220,000	Emunah
1/26/2021	27,500	1,088	500	29,088	0.01800	1,615,983	Fourth Man
2/8/2021	5,400	2,105	—	7,505	0.02250	333,571	Emunah
2/8/2021	7,950	344	1,200	9,494	0.02700	351,645	BHP
2/9/2021	7,550	19	—	7,569	0.02250	336,381	Emunah
2/11/2021	27,500	6,063	750	34,313	0.03600	953,144	BHP
2/16/2021	20,702	95	—	20,797	0.03000	693,242	Emunah
3/8/2021	17,500	3,352	750	21,602	0.16575	130,329	Jefferson St
6/23/2021	10,000	—	500	10,500	0.03000	350,000	Fourth Man
7/21/2021	10,000	—	750	10,750	0.01950	551,282	Jefferson St
8/5/2021	23,000	1,624	500	25,124	0.01620	1,550,885	Fourth Man
8/9/2021	48,351	8,377	1,750	58,478	0.02250	2,599,000	Labrys
8/9/2021	15,000	—	—	15,000	0.01730	867,052	Redstart
8/11/2021	20,000	—	—	20,000	0.01440	1,388,889	Redstart
8/17/2021	20,000	—	—	20,000	0.00870	2,298,851	Redstart
8/18/2021	91,649	271	1,750	93,671	0.02250	4,163,140	Labrys
8/23/2021	8,500	3,175	—	11,675	0.00680	1,716,912	Redstart
8/23/2021	10,000	—	750	10,750	0.00657	1,637,471	Jefferson St
8/25/2021	18,500	5,997	750	25,247	0.00640	3,943,372	Jefferson St
9/15/2021	15,000	—	500	15,500	0.00542	2,861,098	Jefferson St
9/22/2021	25,000	271	1,750	27,021	0.00541	4,994,547	Fourth Man
9/28/2021	11,000	4,022	500	15,522	0.00853	1,820,723	Jefferson St
10/11/2021	31,500	—	—	31,500	0.00750	4,200,000	FirstFire
10/20/2021	38,750	—	1,000	39,750	0.00750	5,300,000	FirstFire
10/20/2021	29,000	—	1,750	30,750	0.00541	5,683,918	Fourth Man
11/2/2021	16,022	—	500	16,522	0.00437	3,784,252	Jefferson St
11/4/2021	40,250	—	1,000	41,250	0.00750	5,500,000	FirstFire
11/10/2021	25,000	—	1,750	26,750	0.00436	6,135,321	Fourth Man
11/22/2021	36,500	—	1,000	37,500	0.00500	7,500,000	FirstFire
11/29/2021	35,000	—	1,750	36,750	0.00436	8,428,899	Fourth Man
12/9/2021	44,000	—	1,000	45,000	0.00500	9,000,000	FirstFire
12/16/2021	44,000	—	1,000	45,000	0.00500	9,000,000	FirstFire
Total conversions	877,299	55,255	25,900	958,454		106,219,740
Loss on conversion	—	—	—	488,073
	$877,299	$55,255	$25,900	$1,446,528		106,219,740